Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation charge of right-of-use assets	€ 9,959	€ 10,643	€ 12,021
Interest on lease liabilities	3,286	3,810	3,090
Expenses relating to short-term leases	1,721	1,970	2,326
Expenses relating to leases of low-value assets, excluding short-term leases	166	156	133
Covid-19 rent concessions	0	0	0
Total	€ 15,132	€ 16,579	€ 17,570